Contracted concessional, PP&E and other intangible assets	9 Months Ended
Sep. 30, 2024
Contracted concessional, PP&E and other intangible assets [Abstract]
Contracted concessional, PP&E and other intangible assets
Note 6. - Contracted concessional, PP&E and other intangible assets

The Company has assets recorded as contracted concessional assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16 and right of use assets under IFRS 16 or intangible assets under IAS 38.

The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of September 30, 2024, and December 31, 2023, is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Cost	744,964	2,577	9,039,873	220,349	143,929	1,030,549	11,182,241
Amortization and impairment	(50,011)	-	(3,793,192)	(48,674)	-	(239,295)	(4,131,172)
Total as of September 30, 2024	694,953	2,577	5,246,681	171,675	143,929	791,254	7,051,069

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Cost	785,179	2,655	8,957,090	150,947	139,344	993,992	11,029,207
Amortization and impairment	(56,378)	-	(3,479,464)	(38,813)	-	(250,285)	(3,824,940)
Total as of December 31, 2023	728,801	2,655	5,477,626	112,134	139,344	743,707	7,204,267

No losses from impairment of contracted concessional, PP&E and other intangible assets, excluding the change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the nine-month period ended September 30, 2024 and 2023. The impairment provision based on the expected credit losses on contracted concessional financial assets decreased by $6 million in the nine-month period ended September 30, 2024 (decrease of $1 million in the nine-month period ended September 30, 2023), primarily in ACT.